Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	(Amounts in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Share options	45,973	40,533	21,837	3,347
Non-vested restricted shares	66,790	54,364	37,952	5,816
Total share-based compensation	112,763	94,897	59,789	9,163

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

	2018
Average risk-free rate of return	2.78%
Weighted average expected option life	6.1	years
Estimated volatility	57.6%
Average dividend yield	Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2020:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2020	386,705	398.80	6.3	6,455
Exercised	(134,639)	247.86
Forfeited or expired	(27,538)	279.22
Outstanding as of December 31, 2020	224,528	505.33	5.5	17,848
Exercisable as of December 31, 2020	188,572	515.78	5.3	11,870

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2020 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2020	173,624	427.59
Granted	16,550	345.11
Vested	(75,253)	422.54
Forfeited	(11,548)	567.05
Non-vested as of December 31, 2020	103,373	357.43